Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	238,484,468.69	18,382
Yield Supplement Overcollateralization Amount 12/31/18	6,183,294.39	0
Receivables Balance 12/31/18	244,667,763.08	18,382
Principal Payments	12,145,482.95	458
Defaulted Receivables	513,019.02	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	5,706,054.42	0
Pool Balance at 01/31/19	226,303,206.69	17,892

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.26%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	5,866,190.25	337
Past Due 61-90 days	1,971,540.46	113
Past Due 91-120 days	281,143.30	20
Past Due 121+ days	0.00	0
Total	8,118,874.01	470

Total 31+ Delinquent as % Ending Pool Balance	3.59%
Total 61+ Delinquent as % Ending Pool Balance	1.00%
Delinquency Trigger Occurred	NO

Recoveries	305,171.41
Aggregate Net Losses/(Gains) - January 2019	207,847.61
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	1.77%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	1.47%
Four Month Average	1.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.21%

Overcollateralization Target Amount	10,183,644.30
Actual Overcollateralization	10,183,644.30
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	34.17

Flow of Funds	$ Amount

Collections	13,234,369.66
Investment Earnings on Cash Accounts	65,532.56
Servicing Fee	(203,889.80)
Transfer to Collection Account	0.00
Available Funds	13,096,012.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	320,560.93
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,449,460.91
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,183,644.30
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,142,346.28

Total Distributions of Available Funds	13,096,012.42

Servicing Fee	203,889.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 01/15/19	227,752,667.60
Principal Paid	11,633,105.21
Note Balance @ 02/15/19	216,119,562.39

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-3
Note Balance @ 01/15/19	134,922,667.60
Principal Paid	11,633,105.21
Note Balance @ 02/15/19	123,289,562.39
Note Factor @ 02/15/19	47.0570849%

Class A-4
Note Balance @ 01/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	74,800,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	18,030,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	320,560.93
Total Principal Paid	11,633,105.21
Total Paid	11,953,666.14

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	199,010.93
Principal Paid	11,633,105.21
Total Paid to A-3 Holders	11,832,116.14

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3732531
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5452944
Total Distribution Amount	13.9185475

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7595837
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.4011649
Total A-3 Distribution Amount	45.1607486

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	124.60
Noteholders' Principal Distributable Amount	875.40

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	22,196,494.13
Investment Earnings	43,258.63
Investment Earnings Paid	(43,258.63)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13